OPERATING SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of operating results for business segments, along with reconciliations from segment profit to loss before income taxes and equity in (earnings) of equity-method investment
	Year Ended December 31,
	2015	2014	2013
Revenues:
Data center and network services	$213,040	$226,528	$230,945
Cloud and hosting services	105,253	108,431	52,397
Total revenues	318,293	334,959	283,342

Direct costs of sales and services, exclusive of depreciation and amortization:
Data center and network services	104,105	115,820	114,847
Cloud and hosting services	27,335	29,126	17,165
Total direct costs of sales and services, exclusive of depreciation and amortization	131,440	144,946	132,012

Segment profit:
Data center and network services	108,935	110,708	116,098
Cloud and hosting services	77,918	79,305	35,232
Total segment profit	186,853	190,013	151,330

Exit activities, restructuring and impairments	2,278	4,520	1,414
Other operating expenses, including direct costs of customer support, depreciation and amortization	210,470	199,832	157,403
Loss from operations	(25,895)	(14,339)	(7,487)
Non-operating expenses	26,408	26,775	12,841
Loss before income taxes and equity in (earnings) of equity-method investment	$(52,303)	$(41,114)	$(20,328)

Schedule of total assets by segment
	December 31,
	2015	2014
Data center and network services	$309,240	$286,689
Cloud and hosting services	224,831	281,340
Corporate	20,540	22,706
	$554,611	$590,735

Schedule of revenues by country
	Year Ended December 31,
	2015	2014	2013
Revenues:
United States	$245,853	$258,770	$257,591
Canada	47,021	47,479	4,303
Other countries	25,419	28,710	21,448
	$318,293	$334,959	$283,342

Schedule of net property and equipment by country
	December 31,
	2015	2014
United States	$272,178	$278,065
Canada	54,286	60,320
Other countries	2,236	3,760
	$328,700	$342,145